Temporary Differences and Carryforwards that Created Significant Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for doubtful accounts		$ 10,204	$ 15,329
Accrued employee benefits		32,211	52,172
Restructuring reserves		39,131	42,264
Workers' compensation, general liability and auto liabilities		62,353	68,656
Deferred income		1,506	1,979
Deferred financing costs		11,234
Pension liability		75,233	64,886
Interest rate derivative liability		795	11,613
Net operating loss carryforwards	11,000	215,443	209,548
Other accrued expenses		15,241	14,581
Total gross deferred tax assets		463,351	481,028
Less valuation allowance		(128,844)	(85,685)
Total net deferred tax assets		334,507	395,343
Deferred tax liabilities:
Property and equipment		(139,365)	(140,018)
Inventories		(20,263)	(31,278)
Intangibles		(532,341)	(537,323)
Total deferred tax liabilities		(691,969)	(708,619)
Net deferred tax liability		$ (357,462)	$ (313,276)